UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22154

Grail Advisors ETF Trust
(Exact name of registrant as specified in charter)

One Ferry Building Suite 255 San Francisco, CA		94111
(Address of principal executive offices)		(Zip code)

William M. Thomas One Ferry Building Suite 255 San Francisco, CA 94111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(415) 677-5870

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments.

GRAIL AMERICAN BEACON LARGE CAP VALUE ETF

SCHEDULE OF INVESTMENTS

July 31, 2010 (unaudited)

Investments	Shares	Value

COMMON STOCKS-92.1%
Automobiles & Components-1.7%
Gentex Corp.	457	$8,806
Johnson Controls, Inc.	179	5,157
Magna International, Inc. Class A (Canada)	98	7,319
Toyota Motor Corp. (Japan)(a)	70	4,916
Total Automobiles & Components		26,198

Banks-5.6%
Banco Santander SA (Spain)(a)	900	11,493
East West Bancorp, Inc.	237	3,695
KeyCorp	496	4,196
M&T Bank Corp.	108	9,433
Mitsubishi UFJ Financial Group, Inc. (Japan)(a)	1,865	9,288
PNC Financial Services Group, Inc.	217	12,887
SunTrust Banks, Inc.	117	3,036
Wells Fargo & Co.	918	25,456
Zions Bancorporation	400	8,876
Total Banks		88,360

Capital Goods-10.9%
3M Co.	107	9,153
Boeing Co.	332	22,622
Caterpillar, Inc.	90	6,277
Cummins, Inc.	85	6,767
Deere & Co.	185	12,336
Eaton Corp.	36	2,825
Empresa Brasileira de Aeronautica SA (Brazil)(a)	276	7,278
General Electric Co.	366	5,900
Honeywell International, Inc.	225	9,643
Lockheed Martin Corp.	181	13,602
Northrop Grumman Corp.	383	22,459
PACCAR, Inc.	389	17,824
Raytheon Co.	208	9,624
Shaw Group, Inc.*	176	5,639
SPX Corp.	185	11,019
Tyco International Ltd. (Switzerland)	231	8,843
Total Capital Goods		171,811

Commercial & Professional Services-0.4%
RR Donnelley & Sons Co.	418	7,052

Consumer Durables & Apparel-0.7%
Polo Ralph Lauren Corp. Class A	131	10,350

Consumer Services-0.8%
Carnival Corp. (Panama)	151	5,237
McDonald’s Corp.	111	7,740
Total Consumer Services		12,977

Investments	Shares	Value

Diversified Financials-9.4%
American Express Co.	66	$2,946
Bank of America Corp.	3,234	45,405
Bank of New York Mellon Corp.	112	2,808
Capital One Financial Corp.	132	5,588
Charles Schwab Corp.	401	5,931
Citigroup, Inc.*	3,428	14,055
Goldman Sachs Group, Inc.	47	7,088
JPMorgan Chase & Co.	1,328	53,492
Morgan Stanley	383	10,337
Total Diversified Financials		147,650

Energy-10.1%
BP PLC (United Kingdom)(a)	246	9,464
Chevron Corp.	236	17,985
ConocoPhillips	997	55,054
Exxon Mobil Corp.	310	18,501
Hess Corp.	215	11,522
Marathon Oil Corp.	86	2,877
QEP Resources, Inc.*	211	7,263
Royal Dutch Shell PLC Class B (United Kingdom)(a)	392	20,941
Transocean Ltd. (Switzerland)*	134	6,192
Weatherford International Ltd. (Switzerland)*	533	8,634
Total Energy		158,433

Food & Staples Retailing-2.4%
CVS Caremark Corp.	239	7,335
Safeway, Inc.	718	14,748
Wal-Mart Stores, Inc.	303	15,510
Total Food & Staples Retailing		37,593

Food, Beverage & Tobacco-5.3%
Coca-Cola Co.	85	4,684
ConAgra Foods, Inc.	547	12,844
Diageo PLC (United Kingdom)(a)	160	11,181
Hershey Co.	248	11,656
HJ Heinz Co.	237	10,542
Kraft Foods, Inc. Class A	90	2,629
Lorillard, Inc.	53	4,041
PepsiCo, Inc.	85	5,517
Philip Morris International, Inc.	207	10,565
Unilever NV (Netherlands)	332	9,791
Total Food, Beverage & Tobacco		83,450

Health Care Equipment & Services-1.9%
Baxter International, Inc.	245	10,724
CIGNA Corp.	242	7,444
Hospira, Inc.*	211	10,993
Total Health Care Equipment & Services		29,161

Household & Personal Products-1.1%
L’Oreal SA (France)(a)*	519	10,925
Procter & Gamble Co.	94	5,749
Total Household & Personal Products		16,674

Investments	Shares	Value

Insurance-5.2%
ACE Ltd. (Switzerland)	192	$10,191
Allstate Corp.	331	9,347
Genworth Financial, Inc. Class A*	595	8,080
Hartford Financial Services Group, Inc.	324	7,585
Lincoln National Corp.	247	6,432
MetLife, Inc.	401	16,866
Prudential Financial, Inc.	82	4,698
Travelers Cos., Inc.	175	8,829
XL Group PLC (Ireland)	533	9,450
Total Insurance		81,478

Materials-2.8%
Air Products & Chemicals, Inc.	94	6,822
Cliffs Natural Resources, Inc.	140	7,920
Dow Chemical Co.	646	17,655
Newmont Mining Corp.	60	3,354
PPG Industries, Inc.	121	8,406
Total Materials		44,157

Media-2.0%
Comcast Corp. Class A	444	8,196
Interpublic Group of Cos., Inc.*	614	5,612
Time Warner Cable, Inc.	95	5,431
Time Warner, Inc.	403	12,679
Total Media		31,918

Pharmaceuticals, Biotechnology & Life Sciences-6.7%
Abbott Laboratories	230	11,288
Amgen, Inc.*	85	4,635
AstraZeneca PLC (United Kingdom)(a)	53	2,673
Bristol-Myers Squibb Co.	211	5,258
Eli Lilly & Co.	750	26,700
Johnson & Johnson	207	12,025
Merck & Co., Inc.	586	20,194
Pfizer, Inc.	1,510	22,650
Total Pharmaceuticals, Biotechnology & Life Sciences		105,423

Real Estate-0.5%
Annaly Capital Management, Inc.	503	8,752

Retailing-4.3%
Abercrombie & Fitch Co. Class A	280	10,343
Gap, Inc.	443	8,023
Home Depot, Inc.	714	20,356
J.C. Penney Co., Inc.	713	17,561
Limited Brands, Inc.	218	5,590
Target Corp.	117	6,004
Total Retailing		67,877

Semiconductors & Semiconductor Equipment-1.3%
Intel Corp.	508	10,465
Texas Instruments, Inc.	420	10,370
Total Semiconductors & Semiconductor Equipment		20,835

Investments	Shares	Value

Software & Services-6.9%
Accenture PLC Class A	70	$2,775
CA, Inc.	887	17,350
International Business Machines Corp.	298	38,263
Intuit, Inc.*	304	12,084
Microsoft Corp.	750	19,357
Oracle Corp.	801	18,936
Total Software & Services		108,765

Technology Hardware & Equipment-5.1%
Apple, Inc.*	69	17,750
Cisco Systems, Inc.*	300	6,921
Dell, Inc.*	286	3,787
EMC Corp.*	730	14,447
Hewlett-Packard Co.	453	20,856
Molex, Inc. Class A	366	6,185
Tyco Electronics Ltd. (Switzerland)	364	9,828
Total Technology Hardware & Equipment		79,774

Telecommunication Services-2.6%
Vodafone Group PLC (United Kingdom)(a)	1,735	40,738

Transportation-0.6%
FedEx Corp.	108	8,915

Utilities-3.8%
Dominion Resources, Inc.	299	12,555
Edison International	197	6,531
Entergy Corp.	52	4,031
Exelon Corp.	397	16,606
NextEra Energy, Inc.	331	17,311
Questar Corp.	211	3,471
Total Utilities		60,505

TOTAL COMMON STOCKS (Cost $1,374,602)		1,448,846

SHORT TERM INVESTMENT-1.7%
Bank Deposit-1.7%
Bank of New York Cash Reserve 0.05%† (Cost $26,286)	26,286	26,286

Total Investments-93.7% (Cost $1,400,888)		1,475,132

Other Assets in Excess of Liabilities-6.2%		98,496

Net Assets-100.0%		$1,573,628

(a)	American Depositary Receipts.
*	Non-income producing security.
†	Represents average annualized seven-day yield as of July 31, 2010.

RP GROWTH ETF

SCHEDULE OF INVESTMENTS

July 31, 2010 (unaudited)

Investments	Shares	Value

COMMON STOCKS-96.1%
Aerospace & Defense-1.1%
Precision Castparts Corp.	369	$45,088

Agriculture-1.2%
Monsanto Co.	809	46,793

Alternative Energy Services-2.3%
ITC Holdings Corp.	867	49,194
Itron, Inc.*	690	44,898
Total Alternative Energy Services		94,092

Asset Management-3.3%
BlackRock, Inc. Class A	281	44,255
Blackstone Group LP	8,088	90,181
Total Asset Management		134,436

Communications Equipment-1.5%
Cisco Systems, Inc.*	2,597	59,913

Computer Storage & Peripherals-1.6%
EMC Corp.*	3,295	65,208

Conglomerates/Networks-4.1%
Discovery Communications, Inc. Class C*	3,295	113,282
Walt Disney Co.	1,569	52,860
Total Conglomerates/Networks		166,142

Consumer Discretionary-7.6%
Coach, Inc.	1,493	55,196
Dollar Tree, Inc.*	2,682	118,866
J Crew Group, Inc.*	750	26,722
Polo Ralph Lauren Corp. Class A	388	30,656
Target Corp.	1,455	74,671
Total Consumer Discretionary		306,111

Consumer Electronics-3.4%
Apple, Inc.*	539	138,658

Consumer Staples-2.6%
Costco Wholesale Corp.	998	56,596
Lowe’s Cos., Inc.	2,340	48,532
Total Consumer Staples		105,128

Corporate Services-3.2%
Ecolab, Inc.	1,924	94,103
Stericycle, Inc.*	582	36,666
Total Corporate Services		130,769

Credit Card Services-7.2%
American Express Co.	2,411	107,627
Mastercard, Inc. Class A	359	75,405
Visa, Inc. Class A	1,438	105,477
Total Credit Card Services		288,509

Investments	Shares	Value

Data Centers-3.7%
Equinix, Inc.*	1,619	$151,393

Diversified Financials-3.9%
Goldman Sachs Group, Inc.	749	112,964
JPMorgan Chase & Co.	1,067	42,979
Total Diversified Financials		155,943

Education Services-1.5%
Strayer Education, Inc.	243	58,174

Energy-1.4%
Cree, Inc.*	783	55,468

Energy Services-1.1%
Quanta Services, Inc.*	2,062	44,292

Exchanges-3.2%
CME Group, Inc. Class A	278	77,507
Intercontinentalexchange, Inc.*	499	52,704
Total Exchanges		130,211

Financial Services-1.0%
KKR & Co. LP*	4,500	40,725

Gaming/Lodging/Cruise-4.3%
Carnival Corp. (Panama)	2,556	88,642
Vail Resorts, Inc.*	1,095	41,479
Wynn Resorts Ltd.	508	44,541
Total Gaming/Lodging/Cruise		174,662

Handsets/Devices-2.3%
QUALCOMM, Inc.	2,411	91,811

Healthcare Services-3.9%
Express Scripts, Inc.*	1,540	69,577
Laboratory Corp. of America Holdings*	733	53,494
Quest Diagnostics, Inc.	719	33,786
Total Healthcare Services		156,857

Internet Media-5.3%
Google, Inc. Class A*	246	119,273
priceline.com, Inc.*	423	94,921
Total Internet Media		214,194

Internet Retail-5.1%
Amazon.Com, Inc.*	685	80,755
eBay, Inc.*	6,049	126,484
Total Internet Retail		207,239

Investments	Shares	Value

Medical Equipment-2.7%
Edwards Lifesciences Corp.*	1,096	$63,349
Intuitive Surgical, Inc.*	144	47,285
Total Medical Equipment		110,634

Natural Gas-3.6%
Devon Energy Corp.	858	53,616
Southwestern Energy Co.*	1,580	57,591
Ultra Petroleum Corp. (Canada)*	848	35,930
Total Natural Gas		147,137

Restaurants-1.5%
McDonald’s Corp.	817	56,969

Retail Brokerage-3.4%
Charles Schwab Corp.	3,886	57,474
TD Ameritrade Holding Corp.*	5,068	79,770
Total Retail Brokerage		137,244

Retail/Restaurants-1.1%
Yum! Brands, Inc.	1,087	44,893

Specialty Chemicals-1.1%
Praxair, Inc.	523	45,407

Transportation-3.2%
CH Robinson Worldwide, Inc.	647	42,184
Expeditors International of Washington, Inc.	1,067	45,497
United Parcel Service, Inc. Class B	662	43,030
Total Transportation		130,711

Wireless Towers & Infrastructure-3.7%
American Tower Corp. Class A*	1,679	77,637
SBA Communications Corp. Class A*	2,001	72,396
Total Wireless Towers & Infrastructure		150,033

TOTAL COMMON STOCKS (Cost $3,732,076)		3,884,844

SHORT TERM INVESTMENT-2.3%
Bank Deposit-2.3%
Bank of New York Cash Reserve 0.05%† (Cost $93,857)	93,857	93,857

Total Investments-98.4% (Cost $3,825,933)		3,978,701

Other Assets in Excess of Liabilities-1.6%		64,023

Net Assets-100.0%		$4,042,724

*	Non-income producing security.
†	Represents average annualized seven-day yield as of July 31, 2010.

RP FOCUSED LARGE CAP GROWTH ETF

SCHEDULE OF INVESTMENTS

July 31, 2010 (unaudited)

Investments	Shares	Value

COMMON STOCKS-91.4%
Biotechnology-7.1%
Gilead Sciences, Inc.*	14,201	$473,177

Computer Storage & Peripherals-3.8%
EMC Corp.*	12,631	249,967

Construction & Engineering-3.0%
Jacobs Engineering Group, Inc.*	5,480	200,404

Consumer Electronics-8.9%
Apple, Inc.*	2,311	594,505

Consumer Staples-4.5%
PepsiCo, Inc.	4,642	301,312

Corporate Services-7.6%
Ecolab, Inc.	5,358	262,060
Stericycle, Inc.*	3,863	243,369
Total Corporate Services		505,429

Credit Card Services-12.4%
American Express Co.	7,686	343,103
Visa, Inc. Class A	6,549	480,369
Total Credit Card Services		823,472

Diversified Financials-4.8%
Goldman Sachs Group, Inc.	2,115	318,984

Handsets/Devices-6.8%
QUALCOMM, Inc.	11,820	450,106

Healthcare Services-6.1%
Express Scripts, Inc.*	8,984	405,897

Internet Media-6.8%
Google, Inc. Class A*	930	450,911

Internet Retail-2.5%
Amazon.com, Inc.*	1,437	169,408

IT Consulting & Other Services-3.8%
Cognizant Technology Solutions Corp. Class A*	4,633	252,776

Medical Equipment-4.3%
Varian Medical Systems, Inc.*	5,135	283,452

Technology Hardware-4.5%
Linear Technology Corp.	9,275	295,687

Transportation-4.5%
Expeditors International of Washington, Inc.	7,020	299,333

TOTAL COMMON STOCKS (Cost $6,075,878)		6,074,820

Investments	Shares	Value

SHORT TERM INVESTMENT-8.8%
Bank Deposit-8.8%
Bank of New York Cash Reserve 0.05%† (Cost $582,339)	582,339	582,339

Total Investments-100.2% (Cost $6,658,217)		6,657,159

Liabilities in Excess of Other Assets-(0.2)%		(13,058)

Net Assets-100.0%		$6,644,101

*	Non-income producing security.
†	Represents average annualized seven-day yield as of July 31, 2010.

RP TECHNOLOGY ETF

SCHEDULE OF INVESTMENTS

July 31, 2010 (unaudited)

Investments	Shares	Value

COMMON STOCKS-97.4%
Alternative Energy Services-5.2%
ITC Holdings Corp.	1,311	$74,386
Itron, Inc.*	1,123	73,074
Total Alternative Energy Services		147,460

Application Software-11.7%
Concur Technologies, Inc.*	621	28,740
Intuit, Inc.*	1,303	51,794
MICROS Systems, Inc.*	2,070	74,065
NetSuite, Inc.*	2,176	32,292
OpenTable, Inc.*	659	29,457
Salesforce.com, Inc.*	302	29,883
Solera Holdings, Inc.	1,603	60,882
SuccessFactors, Inc.*	1,261	25,611
Total Application Software		332,724

Communications Equipment-5.7%
Cisco Systems, Inc.*	4,433	102,270
CommScope, Inc.*	2,992	60,857
Total Communications Equipment		163,127

Computer Hardware-6.0%
International Business Machines Corp.	690	88,596
Verifone Systems, Inc.*	3,705	81,065
Total Computer Hardware		169,661

Computer Storage & Peripherals-3.8%
EMC Corp.*	5,484	108,528

Conglomerates/Networks-2.6%
Discovery Communications, Inc. Class C*	2,181	74,983

Consumer Electronics-5.8%
Apple, Inc.*	487	125,281
Dolby Laboratories, Inc. Class A*	646	41,001
Total Consumer Electronics		166,282

Corporate Services-4.0%
CoStar Group, Inc.*	1,182	51,807
Paychex, Inc.	2,437	63,338
Total Corporate Services		115,145

Credit Card Services-2.3%
Mastercard, Inc. Class A	310	65,112

Data Centers-5.3%
Equinix, Inc.*	1,625	151,954

Energy-1.6%
Cree, Inc.*	648	45,904

Exchanges-1.8%
CME Group, Inc.	184	51,299

Investments	Shares	Value

Handsets/Devices-4.1%
QUALCOMM, Inc.	3,097	$117,934

Infrastructure Software-2.9%
Ariba, Inc.*	1,684	26,894
Oracle Corp.	2,375	56,145
Total Infrastructure Software		83,039

Internet Media-11.0%
Google, Inc. Class A*	278	134,788
priceline.com, Inc.*	254	56,998
Sapient Corp.	8,437	92,807
WebMD Health Corp.*	634	29,335
Total Internet Media		313,928

Internet Retail-9.9%
Amazon.com, Inc.*	546	64,368
eBay, Inc.*	4,939	103,274
GSI Commerce, Inc.*	3,636	81,883
HSN, Inc.*	1,100	32,340
Total Internet Retail		281,865

IT Consulting & Other Services-4.2%
Accenture PLC Class A	1,423	56,408
Cognizant Technology Solutions Corp. Class A*	1,145	62,471
Total IT Consulting & Other Services		118,879

Medical Equipment-1.7%
Intuitive Surgical, Inc.*	149	48,927

Real Estate-1.8%
Digital Realty Trust, Inc.	808	51,082

Retail Brokerage-3.2%
Charles Schwab Corp.	3,332	49,280
TD Ameritrade Holding Corp.*	2,607	41,034
Total Retail Brokerage		90,314

Telecommunication-1.2%
Tele Norte Leste Participacoes SA (Brazil)(a)*	2,240	32,771

Wireless Towers & Infrastructure-1.6%
American Tower Corp. Class A*	971	44,899

TOTAL COMMON STOCKS (Cost $2,762,725)		2,775,817

SHORT TERM INVESTMENT-3.1%
Bank Deposit-3.1%
Bank of New York Cash Reserve 0.05%† (Cost $87,027)	87,027	87,027

Total Investments-100.5% (Cost $2,849,752)		2,862,844

Investments	Shares	Value

Liabilities in Excess of Other Assets-(0.5)%		(13,846)

Net Assets-100.0%		$2,848,998

*	Non-income producing security.
(a)	American Depositary Receipts.
†	Represents average annualized seven-day yield as of July 31, 2010.

RP FINANCIALS ETF

SCHEDULE OF INVESTMENTS

July 31, 2010 (unaudited)

Investments	Shares	Value

COMMON STOCKS-99.4%
Asset Management-14.3%
BlackRock, Inc. Class A	484	$76,225
Blackstone Group LP	7,392	82,421
Franklin Resources, Inc.	247	24,843
Invesco Ltd. (Bermuda)	2,731	53,364
Och-Ziff Capital Management Group LLC Class A	5,079	69,786
T. Rowe Price Group, Inc.	1,092	52,667
Total Asset Management		359,306

Corporate Services-1.2%
Lender Processing Services, Inc.	971	31,014

Credit Card Services-13.1%
Alliance Data Systems Corp.*	1,160	66,676
American Express Co.	2,342	104,547
Mastercard, Inc. Class A	347	72,884
Visa, Inc. Class A	1,137	83,399
Total Credit Card Services		327,506

Diversified Financials-11.0%
Goldman Sachs Group, Inc.	654	98,636
Jefferies Group, Inc.	1,397	34,492
JPMorgan Chase & Co.	1,951	78,586
Lazard Ltd. Class A (Bermuda)	893	26,496
Morgan Stanley	1,395	37,651
Total Diversified Financials		275,861

Exchanges-5.5%
CME Group, Inc.	279	77,785
Intercontinentalexchange, Inc.*	576	60,837
Total Exchanges		138,622

Financial Services-3.3%
KKR & Co. LP*	2,564	23,204
MSCI, Inc. Class A*	1,828	58,990
Total Financial Services		82,194

Insurance-12.9%
Aflac, Inc.	807	39,696
Arch Capital Group Ltd. (Bermuda)*	552	43,200
Berkshire Hathaway, Inc. Class B*	1,153	90,072
Chubb Corp.	899	47,314
Torchmark Corp.	875	46,436
WR Berkley Corp.	1,052	28,415
Willis Group Holdings PLC (Ireland)	939	28,734
Total Insurance		323,867

Local Banks-6.9%
Fifth Third Bancorp	5,639	71,671
First Horizon National Corp.*	2,940	33,722
Hudson City Bancorp, Inc.	2,864	35,571
People’s United Financial, Inc.	2,394	33,133
Total Local Banks		174,097

Investments	Shares	Value

Real Estate-7.8%
Digital Realty Trust, Inc.	1,543	$97,548
Public Storage	656	64,367
Vornado Realty Trust	391	32,367
Total Real Estate		194,282

Regional Banks-10.4%
BB&T Corp.	2,083	51,721
PNC Financial Services Group, Inc.	1,190	70,674
U.S. Bancorp	2,609	62,355
Wells Fargo & Co.	2,740	75,980
Total Regional Banks		260,730

Retail Brokerage-7.8%
Charles Schwab Corp.	4,280	63,301
Stifel Financial Corp.*	1,110	51,438
TD Ameritrade Holding Corp.*	5,068	79,770
Total Retail Brokerage		194,509

Trust Banks-5.2%
Bank of New York Mellon Corp.	845	21,184
Northern Trust Corp.	1,571	73,821
State Street Corp.	879	34,211
Total Trust Banks		129,216

TOTAL COMMON STOCKS (Cost $2,539,984)		2,491,204

SHORT TERM INVESTMENT-0.4%
Bank Deposit-0.4%
Bank of New York Cash Reserve 0.05%† (Cost $9,973)	9,973	9,973

Total Investments-99.8% (Cost $2,549,957)		2,501,177

Other Assets in Excess of Liabilities-0.2%		5,179

Net Assets-100.0%		$2,506,356

*	Non-income producing security.
†	Represents average annualized seven-day yield as of July 31, 2010.

GRAIL McDONNELL INTERMEDIATE MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS

July 31, 2010 (unaudited)

Investments	Principal Amount	Value

MUNICIPAL BONDS-92.0%
Alaska-8.9%
Alaska Industrial Development & Export Authority Revolving Fund Series A
5.000%, 04/01/19	$100,000	$113,758
North Slope Borough of Alaska Series A
5.000%, 06/30/17	100,000	115,011
Total Alaska		228,769

California-10.6%
California State Economic Recovery Series A
5.000%, 07/01/22	100,000	108,274
San Diego Public Facilities Financing Authority Sewer Revenue Series A
5.000%, 05/15/24	150,000	163,323
Total California		271,597

Colorado-4.1%
Denver Colorado City & County Airport Revenue System
5.000%, 11/15/23	100,000	106,356

Florida-5.3%
South Miami Health Facilities Authority Hospital Revenue Baptist Health South Florida Group
5.000%, 08/15/14	125,000	137,061

Illinois-4.0%
Illinois Finance Authority Revenue Swedish Covenant Hospital Series A
5.500%, 08/15/24	100,000	102,306

Indiana-8.6%
Indiana Health & Education Facilities Financing Authority Hospital Revenue Clarian Health Obligation Group B
5.000%, 02/15/16	100,000	107,118
IPS Multi-School Building Corp Indiana First MTG
5.250%, 01/15/17	100,000	113,595
Total Indiana		220,713

Massachusetts-8.6%
Commonwealth of Massachusetts Development Finance Agency Revenue College Holy Cross Series B
4.750%, 09/01/23	100,000	109,535
Commonwealth of Massachusetts General Obligation LN Series E
5.375%, 01/01/18	100,000	110,992
Total Massachusetts		220,527

New Jersey-4.6%
New Jersey Transportation Trust Fund Authority Transportation System Series A
5.500%, 12/15/15	100,000	117,493

Investments	Principal Amount	Value

New York-9.1%
New York City General Obligation Series C
5.000%, 08/01/15	$100,000	$115,160
New York State Thruway Authority Personal Income Tax Revenue Transportation System Series A
5.000%, 03/15/18	100,000	118,068
Total New York		233,228

North Carolina-6.6%
Charlotte, North Carolina Airport Revenue Series B
5.000%, 07/01/16	150,000	170,211

Oklahoma-4.4%
Oklahoma State Municipal Power Authority Supply Systems Revenue Series A
5.000%, 01/01/23	100,000	111,509

Pennsylvania-4.3%
Pennsylvania Higher Educational Facilities Authority Temple University First Series A
5.000%, 04/01/13	100,000	109,415

Texas-8.7%
Harris Country, Texas Series C
5.000%, 08/15/22	100,000	112,433
Lower Colorado River Authority Texas Revenue
5.000%, 05/15/22	100,000	109,744
Total Texas		222,177

Washington-4.2%
FYI Properties Washington Lease Revenue Washington State District Project
5.000%, 06/01/22	100,000	108,921

TOTAL MUNICIPAL BONDS (Cost $2,305,956)		2,360,283

U.S. GOVERNMENT OBLIGATION-4.2%
U.S. Treasury Note-4.2%
4.000%, 11/15/12	100,000	107,781

TOTAL U.S. GOVERNMENT OBLIGATION (Cost $106,196)		107,781

	Shares
Short Term Investment-2.4%
Bank Deposits-2.4%
Bank of New York Cash Reserve 0.05%† (Cost $61,476)	61,476	61,476
Total Investments-98.6% (Cost $2,473,628)		2,529,540
Other Assets in Excess of Liabilities-1.4%		36,337
Net Assets-100.0%		$2,565,877

†      Represents average annualized seven-day yield as of July 31, 2010.

GRAIL McDONNELL CORE TAXABLE BOND ETF

SCHEDULE OF INVESTMENTS

July 31, 2010 (unaudited)

Investments	Principal Amount	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS-42.9%
Fannie Mae-14.9%
4.500%, 02/01/22	$38,782	$41,405
3.500%, 01/25/24	96,148	100,198
5.000%, 03/01/24	23,848	25,505
6.500%, 03/01/35	6,422	7,081
4.500%, 08/01/39	178,046	186,457
4.000%, 09/01/39	24,404	25,049
Total Fannie Mae		385,695

Freddie Mac Gold-17.9%
5.500%, 05/01/35	150,919	162,870
6.500%, 08/01/38	18,413	20,202
6.000%, 10/01/38	77,151	83,886
5.000%, 02/01/40	186,370	198,792
Total Freddie Mac Gold		465,750

Ginnie Mae-10.1%
4.549%, 06/16/28	25,000	26,739
4.298%, 03/16/32	50,000	53,155
5.775%, 06/16/32	50,000	57,086
4.500%, 06/16/34	45,217	48,821
6.000%, 12/15/37	29,758	32,629
5.000%, 02/15/40	39,764	42,876
Total Ginnie Mae		261,306

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (Cost $1,083,503)		1,112,751

CORPORATE BONDS-25.5%
Basic Materials-0.7%
Dow Chemical Co.
8.550%, 05/15/19	15,000	18,763

Communications-3.2%
AT&T, Inc.
5.800%, 02/15/19	20,000	23,014
Cisco Systems, Inc.
4.450%, 01/15/20	15,000	16,094
Comcast Corp.
5.150%, 03/01/20	10,000	10,733
Telecom Italia Capital SA
6.175%, 06/18/14	15,000	16,315
Verizon Communications, Inc.
6.350%, 04/01/19	15,000	17,772
Total Communications		83,928

Consumer, Cyclical-2.4%
AutoZone, Inc.
5.750%, 01/15/15	15,000	16,755
CVS Caremark Corp.
6.600%, 03/15/19	15,000	17,596
Speedway Motorsports, Inc.
8.750%, 06/01/16	25,000	26,656
Total Consumer, Cyclical		61,007

Investments	Principal Amount	Value

Consumer, Non-cyclical-2.6%
Abbott Laboratories
4.125%, 05/27/20	$15,000	$15,920
Boston Scientific Corp.
6.250%, 11/15/15	15,000	15,795
CIGNA Corp.
8.500%, 05/01/19	15,000	19,083
Teva Pharmaceutical Finance III LLC
3.000%, 06/15/15	15,000	15,556
Total Consumer, Non-cyclical		66,354

Energy-0.6%
Petrobras International Finance Co.
5.875%, 03/01/18	15,000	16,259

Financial-9.0%
ACE INA Holdings, Inc.
5.700%, 02/15/17	15,000	16,427
Caterpillar Financial Services Corp.
5.450%, 04/15/18	15,000	16,962
Citigroup, Inc.
6.125%, 11/21/17	20,000	21,443
Credit Suisse AG
5.400%, 01/14/20	15,000	15,843
Discover Financial Services
6.450%, 06/12/17	10,000	10,642
General Electric Capital Corp.
5.500%, 01/08/20	20,000	21,614
Goldman Sachs Group, Inc.
6.000%, 06/15/20	10,000	10,775
Jefferies Group, Inc.
6.875%, 04/15/21	10,000	10,127
JPMorgan Chase & Co.
5.150%, 10/01/15	20,000	21,596
Merrill Lynch & Co., Inc.
6.400%, 08/28/17	20,000	21,650
MetLife, Inc.
6.400%, 12/15/36	20,000	18,650
Morgan Stanley
4.750%, 04/01/14	30,000	30,962
Willis North America, Inc.
7.000%, 09/29/19	15,000	16,104
Total Financial		232,795

Industrial-3.8%
Ball Corp.
7.125%, 09/01/16	15,000	16,200
Burlington Northern Santa Fe LLC
5.650%, 05/01/17	15,000	16,903
CSX Corp.
7.375%, 02/01/19	15,000	18,596
Jabil Circuit, Inc.
7.750%, 07/15/16	15,000	16,200
L-3 Communications Corp.
5.875%, 01/15/15	15,000	15,375
Waste Management, Inc.
4.750%, 06/30/20	15,000	15,619
Total Industrial		98,893

Technology-0.7%
Oracle Corp.
6.500%, 04/15/38	15,000	17,634

Investments	Principal Amount	Value

Utilities-2.5%
Exelon Corp.
4.900%, 06/15/15	$15,000	$16,300
MidAmerican Energy Holdings Co.
5.750%, 04/01/18	14,000	15,966
Sierra Pacific Power Co.
6.000%, 05/15/16	15,000	17,054
Southern Power Co.
4.875%, 07/15/15	15,000	16,522
Total Utilities		65,842

TOTAL Corporate Bonds (Cost $634,352)		661,475

U.S. GOVERNMENT OBLIGATIONS-18.3%
Federal Home Loan Mortgage Corporation-2.0%
5.000%, 07/15/14	45,000	51,088

Federal National Mortgage Association-1.0%
2.750%, 02/05/14	25,000	26,332

U.S. Treasury Inflation Indexed Notes-5.9%
2.000%, 01/15/14	34,000	42,872
1.625%, 01/15/18	73,000	80,432
3.875%, 04/15/29	17,000	30,006
Total U.S. Treasury Inflation Indexed Notes		153,310

U.S. Treasury Notes-9.4%
4.625%, 02/15/17	75,000	86,326
3.125%, 05/15/19	25,000	25,762
6.250%, 08/15/23	100,000	130,359
Total U.S. Treasury Notes		242,447

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $454,595)		473,177

ASSET BACKED SECURITIES-6.9%
CarMax Auto Owner Trust
4.790%, 02/15/13	50,000	51,936
Honda Auto Receivables Owner Trust
1.980%, 10/24/13	25,000	25,570
Hyundai Auto Receivables Trust
2.450%, 12/15/16	25,000	25,700
Mercedes-Benz Auto Receivables Trust
2.140%, 08/15/16	25,000	25,658
Small Business Administration Participation Certificates
3.920%, 10/01/29	48,367	50,585

TOTAL ASSET BACKED SECURITIES (Cost $174,990)		179,449

MUNICIPAL BONDS-2.1%
Bowling Green State University
5.080%, 06/01/18	20,000	20,877
Chicago Illinois Metropolitan Water Reclamation District
5.720%, 12/01/38	30,000	33,133

TOTAL MUNICIPAL BONDS (Cost $50,778)		54,010

Investments	Shares	Value

DEBT TRADED FUNDS-2.9%
iShares Iboxx $ High Yield Corporate Bond Fund	425	37,663
SPDR Barclays Capital High Yield Bond ETF	960	37,853

Total DEBT TRADED FUNDS (Cost $74,184)		75,516

SHORT TERM INVESTMENT-0.4%
Bank Deposits-0.4%
Bank of New York Cash Reserve 0.05%† (Cost $9,192)	9,192	$9,192

Total Investments-99.0% (Cost $2,481,594)		2,565,570

Other Assets in Excess of Liabilities-1%		26,741

Net Assets-100.0%		$2,592,311

†      Represents average annualized seven-day yield as of July 31, 2010.

July 31, 2010 (unaudited)

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels as follows:

Level 1 — Quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments at July 31, 2010:

Valuation Inputs	Grail American Beacon Large Cap Value ETF
Level 1 - Quoted Prices
Common Stocks*	$1,448,846
Bank Deposits	26,286
Level 2 – Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—
Total	$1,475,132

Valuation Inputs	RP Growth ETF	RP Focused Large Cap Growth ETF	RP Technology ETF	RP Financials ETF
Level 1 - Quoted Prices
Common Stocks*	$3,884,844	$6,074,820	$2,775,817	$2,491,204
Bank Deposits	93,857	582,339	87,027	9,973
Level 2 – Other Significant Observable Inputs	—	—	—	—
Level 3 - Significant Unobservable Inputs	—	—	—	—
Total	$3,978,701	$6,657,159	$2,862,844	$2,501,177

	Grail McDonnell Intermediate Municipal Bond ETF			Grail McDonnell Core Taxable Bond ETF
Valuation Inputs	Investments in Securities (Level 1)	Investments in Securities (Level 2)	Total	Investments in Securities (Level 1)	Investments in Securities (Level 2)	Total
U.S. Government Agency Mortgage-Backed Obligations	$—	$—	$—	$—	$1,112,749	$1,112,749
Corporate Bonds*	—	—	—	—	661,475	661,475
U.S. Government Obligations	—	107,781	107,781	—	473,178	473,178
Asset-Backed Securities	—	—	—	—	179,449	179,449
Exchange Traded Funds	—	—	—	75,517	—	75,517
Municipal Bonds	—	2,360,283	2,360,283	—	54,010	54,010
Bank Deposits	61,476	—	61,476	9,192	—	9,192
Total	$61,476	$2,468,064	$2,529,540	$84,709	$2,480,861	$2,565,570

*Please refer to the schedule of investments to view securities segregated by industry type.

The Funds did not hold any Level 3 securities during the period reported.

At July 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Grail American Beacon Large Cap Value ETF	$1,401,056	$130,714	$(56,638)	$74,076
RP Growth ETF	3,825,933	313,365	(160,597)	152,768
RP Focused Large Cap Growth ETF	6,658,217	303,015	(304,073)	(1,058)
RP Technology ETF	2,849,752	158,714	(145,622)	13,092
RP Financials ETF	2,549,957	131,968	(180,748)	(48,780)
Grail McDonnell Intermediate Municipal Bond ETF	2,473,628	56,188	(275)	55,912
Grail McDonnell Core Taxable Bond ETF	2,481,594	84,315	(339)	83,976

Accounting for Uncertainty in Income Taxes provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year.

Item 2.    Controls and Procedures.

(a)   The Registrant’s Principal Executive and Principal Financial Officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)   There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Grail Advisors ETF Trust

By:	/s/ William M. Thomas
William M. Thomas
Chief Executive Officer

Date:	September 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ William M. Thomas
William M. Thomas
Chief Executive Officer

Date:	September 23, 2010

By:	/s/ Bryan M. Hiser
Bryan M. Hiser
Chief Financial Officer

Date:	September 23, 2010